INCOME TAX (Tables)	7 Months Ended
Dec. 31, 2020
INCOME TAX
Schedule of net deferred tax asset

Deferred tax asset
Net operating loss carryforward	$13,427
Organizational costs/startup expenses	41,833
Total deferred tax assets	55,260
Valuation allowance	(55,260)
Deferred tax asset, net of allowance	$—

Schedule of income tax provision (benefit)

Federal
Current	$—
Deferred	(55,260)
State
Current	$—
Deferred	—
Change in valuation allowance	55,260
Income tax provision	$—

Schedule of reconciliation of the federal income tax rate to our effective tax rate

Statutory federal income tax rate	21.0%
State taxes, net of federal tax benefit	0.0%
Change in valuation allowance	(21.0)%
Income tax provision	0.0%